FAIR VALUE MEASUREMENT - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Fair Value Measured on a Recurring Basis | Level III
Liabilities:
Contingent consideration related to 2017 acquisition	$ 30,000	$ 0
Prepaid forward contracts | Fair Value Measured on a Recurring Basis
Assets:
Derivative asset		10,956
Liabilities:
Derivative liability		13,158
Prepaid forward contracts | Fair Value Measured on a Recurring Basis | Level II
Assets:
Derivative asset	54,578	10,956
Liabilities:
Derivative liability	107,066	13,158
Put-Call Options | Fair Value Measured on a Recurring Basis | Level II
Liabilities:
Derivative liability	48	0
Interest rate swap contracts | Fair Value Measured on a Recurring Basis
Liabilities:
Derivative liability		78,823
Interest rate swap contracts | Fair Value Measured on a Recurring Basis | Level II
Liabilities:
Derivative liability	69,271	78,823
Investment securities pledged as collateral | Fair Value Measured on a Recurring Basis
Assets:
Investment securities		1,483,030
Investment securities pledged as collateral | Fair Value Measured on a Recurring Basis | Level I
Assets:
Investment securities	1,652,917	1,483,030
Money market funds (of which $14,700 is classified as restricted cash as of December 31, 2016)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Restricted cash	350,121	14,700
Money market funds (of which $14,700 is classified as restricted cash as of December 31, 2016) | Fair Value Measured on a Recurring Basis
Assets:
Cash and cash equivalents		100,139
Money market funds (of which $14,700 is classified as restricted cash as of December 31, 2016) | Fair Value Measured on a Recurring Basis | Level I
Assets:
Cash and cash equivalents	$ 65,801	$ 100,139